FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
Financial Highlights

                                                      Six Months
                                                        Ended
                                                       January         Year Ended July 31,
                                                       31,2002         ------------------
                                                     (unaudited)            2001          2000/a
                                                     ----------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $9.88         $10.05        $10.00

Income from investment operations:
Net investment income                                         .294           .861          .288
Net realized and unrealized gains (losses)                   (.060)         (.173)         .050
Total from investment operations                              .234           .688          .338

Less distributions from net investment income                (.295)         (.861)        (.288)

Net asset value, end of period                              $9.82          $9.88        $10.05

Total return/b                                               2.44%          7.13%         3.42%

Ratios/supplemental data

Net assets, end of period (000's)                        $261,104       $218,545        $37,370
Ratios to average net assets:
Expenses                                                      .60%/c         .62%         1.00%/c
Expenses excluding waiver and payments by                     .98%/c        1.01%         2.27%/c
affiliate
Net investment income                                        6.00%/c        8.34%         8.62%/c
Portfolio turnover rate                                     29.35%         37.87%        11.10%


aFor the period March 24, 2000 (effective date) to July 31, 2000. b/Total return is not annualized for periods less than one year.
cAnnualized

                               See notes to financial statements.









    FRANKLIN FLOATING RATE MASTER TRUST
    Franklin Floating Rate Master Series
    Statement of Investments, January 31, 2002 (unaudited)
                                                                       PRINCIPAL     VALUE
                                                                        AMOUNT
    ---------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------

  a Senior Floating Rate Interests 97.3%
    Advertising/Marketing Services 1.4%
    Adams Outdoor Advertising Inc., Term Loan B, 5.41%, 12/26/07      $2,000,000     $ 2,018,126
    Lamar Media Corp., Term Loan C, 4.375%, 2/01/07                    1,500,000       1,510,001
                                                                                     ------------
                                                                                     ------------
                                                                                       3,528,127
                                                                                     ------------
                                                                                     ------------
    Aerospace & Defense .3%
    Vought Aircraft Industries, Term Loan X, 4.83%, 12/01/06             866,667         835,250
                                                                                     ------------
                                                                                     ------------

    Agriculture Commodities/Milling .4%
    Scotts Co., Term Loan B, 4.938-6.25%, 12/31/07                       997,115       1,002,849
                                                                                     ------------
                                                                                     ------------

    Apparel/Footwear 1.2%
    Levi Strauss & Co., Term Loan B, 5.17%, 8/29/03                    1,044,964       1,043,528
    The William Carter Company, Term Loan B, 5.38-7.25%, 8/16/08       2,000,000       2,006,250
                                                                                     ------------
                                                                                     ------------
                                                                                       3,049,778
                                                                                     ------------
                                                                                     ------------
    Auto Parts: O.E.M. 3.0%
    Dayco Products LLC, Term Loan B, 4.966-5.41%, 5/31/07                602,643         597,621
    Metaldyne Corporation, Term Loan B, 7.75%, 11/28/08                  927,128         878,454
    SPX Corp.,
      Term Loan B, 4.375-4.438%, 12/31/06                              1,106,304       1,106,534
      Term Loan C, 4.688%, 12/31/07                                    3,600,229       3,602,799
    Tenneco Automotive Inc.,
      Term Loan B, 5.95%, 11/04/07                                       946,198         861,040
      Term Loan C, 6.20%, 5/04/08                                        946,198         861,040
                                                                                     ------------
                                                                                     ------------
                                                                                       7,907,488
                                                                                     ------------
                                                                                     ------------
    Automotive Aftermarket .4%
    CSK Auto Corp., Term Loan B, 5.40%, 12/21/04                       1,000,000       1,001,250
                                                                                     ------------
                                                                                     ------------

    Books/Magazines 2.1%
    Advanstar Communications, Term Loan B, 5.37%, 10/11/07             1,782,857       1,646,914
    Primedia Inc., Term Loan B, 4.563-4.688%, 6/30/09                  3,980,000       3,761,100
                                                                                     ------------
                                                                                     ------------
                                                                                       5,408,014
                                                                                     ------------
                                                                                     ------------
    Broadcasting 4.1%
    Benedek Broadcasting Corp., Term Loan B, 7.00%, 11/20/07           3,000,000       2,835,000
    Corus Entertainment Inc., Term Loan B, 5.10%,  9/01/07             2,000,000       2,005,000
    Emmis Communications Corp., Term Loan B, 5.375-5.688%, 8/31/09     1,949,027       1,958,219
    Sinclair Broadcast Group Inc., Term Loan B, 5.93%, 9/30/09         3,000,000       3,018,000
    Telemundo Group Inc., Term Loan B, 5.25%, 5/15/08                  1,000,000       1,000,875
                                                                                     ------------
                                                                                     ------------
                                                                                      10,817,094
                                                                                     ------------
                                                                                     ------------
    Building Products .5%
    Magnatrax Corp., Term Loan B, 6.511%, 11/15/05                       465,124         416,286
    Tapco International Inc.,
      Term Loan B, 5.15-5.154%, 7/23/07                                  492,424         475,189
      Term Loan C, 5.40-5.404%, 7/23/08                                  492,424         475,189
                                                                                     ------------
                                                                                     ------------
                                                                                       1,366,664
                                                                                     ------------
                                                                                     ------------
    Cable Television 10.2%
    Century Cable (Adelphia),
      Discretionary Term Loan, 4.89%, 12/31/09                         1,000,000         992,375
      Term Loan, 4.87%, 6/30/09                                        5,500,000       5,450,803
    Charter Communications CCVIII, Term Loan B, 4.38%, 2/02/08         3,000,000       2,963,523
    Charter Communications Operating LLC, Term Loan B, 4.48%, 9/18/08  3,000,000       2,960,283
    Insight Midwest Holdings, Term Loan B, 5.50%, 12/31/09             2,000,000       2,007,500
    MCC Iowa (Broadband), Term Loan B, 4.23-4.86%, 9/30/10             3,000,000       3,017,109
    Olympus Cable Holdings, Term Loan B, 4.75%, 9/30/10                4,000,000       3,969,724
    Pegasus Media & Communications, Term Loan B, 5.438%, 4/30/05         495,000         479,944
    UPC Distribution Holdings BV, Term Loan B, 6.371%, 3/31/09         2,000,000       1,670,000
    Videotron Itee, Term Loan B, 4.59-4.625%, 12/01/09                 3,000,000       2,995,314
                                                                                     ------------
                                                                                     ------------
                                                                                      26,506,575
                                                                                     ------------
                                                                                     ------------
    Casinos/Gaming 3.7%
    Alliance Gaming Corp., Term Loan, 5.89%, 12/31/06                  2,000,000       2,015,000
    Ameristar Casinos Inc.,
      Term Loan B, 5.688%, 12/31/06                                      636,702         642,671
      Term Loan C, 5.938%, 12/20/07                                      545,744         549,155
    Argosy Gaming Co., Term Loan B, 4.66%, 7/31/08                       490,000         496,533
    Boyd Gaming Corp., Term Loan B, 5.02-5.37%, 6/15/03                  640,500         640,900
    Greektown Casinos LLC., Term Loan B, 5.875-6.125%, 9/16/04         1,951,419       1,944,101
    Penn National Gaming, Term Loan B, 5.904-6.24%, 8/08/06            2,474,874       2,482,608
    Scientific Games, Term Loan B, 6.125-6.375%, 9/30/07                 987,500         989,352
                                                                                     ------------
                                                                                     ------------
                                                                                       9,760,320
                                                                                     ------------
                                                                                     ------------
    Cellular Telephone 2.7%
    Alamosa Holdings, Term Loan, 5.75%, 2/15/08                        1,689,189       1,668,074
    Centennial Cellular Operating Co. LLC, Term Loan B, 5.10-5.14%, 5/31/491,174         427,321
    Dobson Operating Co., Term Loan B, 4.85%, 1/31/07                    490,000         471,258
    Nextel Communications Inc.,
      Term Loan B, 5.563%, 1/29/08                                     1,500,000       1,335,375
      Term Loan C, 5.688%, 7/29/08                                     1,500,000       1,335,375
      Term Loan D, 5.083%, 3/31/09                                     2,000,000       1,746,924
                                                                                     ------------
                                                                                     ------------
                                                                                       6,984,327
                                                                                     ------------
                                                                                     ------------
    Chemicals - Major Diversified .8%
    Messer Griesheim Industries,
      Term Loan B, 6.419, 4/28/09                                        701,626         705,682
      Term Loan C, 5.116-6.919%, 4/28/10                               1,298,374       1,305,880
                                                                                     ------------
                                                                                     ------------
                                                                                       2,011,562
                                                                                     ------------
                                                                                     ------------
    Chemicals - Specialty 3.2%
    Hercules Inc., Term Loan D, 5.16%, 11/15/05                        1,980,000       1,976,907
    Ineos Group Ltd., Term Loan C, 5.405%, 6/30/09                     1,988,800       1,963,940
    Noveon Inc., Term Loam B, 5.625-5.875%, 9/30/08                    2,985,000       2,987,176
    RK Polymers LLC, Term Loan B, 6.25-7.813%, 3/07/09                 1,563,014       1,556,176
                                                                                     ------------
                                                                                     ------------
                                                                                       8,484,199
                                                                                     ------------
                                                                                     ------------
    Consumer Services .4%
    Sotheby's Holdings Inc., Term Loan B, 4.813-4.92%, 8/11/02         1,000,000         985,000
                                                                                     ------------
                                                                                     ------------

    Consumer Sundries 1.6%
    American Greetings Corp., Term Loan B, 6.597%, 6/15/06               997,500         982,538
    Church & Dwight Co., Term Loan B, 4.38%, 5/27/09                     800,000         806,300
    Playtex Products Inc., Term Loan B, 4.77-5.184%, 5/31/09           2,473,750       2,493,849
                                                                                     ------------
                                                                                     ------------
                                                                                       4,282,687
                                                                                     ------------
                                                                                     ------------
    Containers/Packaging 3.5%
    Crown Cork & Seal Co. Inc., Term Loan, 5.29%, 3/04/02              1,500,000       1,492,500
    Graham Packaging Co., Term Loan D, 4.75-4.875%, 1/31/07            1,735,914       1,702,883
    Greif Brothers Corp., Term Loan B, 5.12%, 3/31/08                  1,778,122       1,781,641
    Impress Metal Packaging, Term Loan G, 5.234%, 12/31/06             1,970,000       1,910,900
    Stone Container Corp.,
      Term Loan F, 5.188%, 12/31/05                                      554,164         554,207
      Term Loan G, 5.438%, 12/31/06                                      411,886         411,334
      Term Loan H, 5.438%, 12/31/06                                      354,381         353,906
    US Can Corp., Term Loan B, 6.14%, 10/03/08                           993,056         828,138
                                                                                     ------------
                                                                                     ------------
                                                                                       9,035,509
                                                                                     ------------
                                                                                     ------------
    Diversified Commercial Services .2%
    Iron Mountain Inc., Term Loan B, 4.84%, 2/28/06                      496,875         501,947
                                                                                     ------------
                                                                                     ------------

    Diversified Manufacturing .4%
    Enersys Capital Inc., Term Loan B, 5.33-5.65%, 11/09/08              990,000         980,100
                                                                                     ------------
                                                                                     ------------

    Drug Store Chains 1.1%
    Rite Aid Corp., Term Loan, 5.25-5.375%, 3/15/05                    3,000,000       2,953,500
                                                                                     ------------
                                                                                     ------------

    Electrical Products .6%
    Neptune Technology Group Inc., Term loan B, 5.435%, 11/01/08       1,000,000       1,011,250
    Superior Telecom Inc., Term Loan B, 6.688%, 11/27/05                 958,168         647,790
                                                                                     ------------
                                                                                     ------------
                                                                                       1,659,040
                                                                                     ------------
                                                                                     ------------
    Engineering & Construction 1.0%
    Washington Group International Inc.,
      Synthetic Term Loan, 3.10%, 7/23/04                              2,000,000       1,890,000
  b   Term Loan B, 7.00%, 7/07/07                                        995,000         831,820
                                                                                     ------------
                                                                                     ------------
                                                                                       2,721,820
                                                                                     ------------
                                                                                     ------------
    Environmental Services 2.7%
    Allied Waste Industries Inc.,
      Term Loan A, 4.188%, 7/21/05                                     2,000,000       2,000,000
      Term Loan B, 4.563-4.688%, 7/21/06                               2,283,673       2,257,358
      Term Loan C, 4.875-5.063%, 7/21/07                               2,740,338       2,708,761
                                                                                     ------------
                                                                                     ------------
                                                                                       6,966,119
                                                                                     ------------
                                                                                     ------------
    Food Chains 1.0%
    Pathmark Stores Inc., Term Loan B, 5.875-5.938%, 6/30/07             758,733         759,871
    Winn-Dixie Stores, Term Loan B, 4.625%, 3/31/07                    1,852,500       1,861,185
                                                                                     ------------
                                                                                     ------------
                                                                                       2,621,056
                                                                                     ------------
                                                                                     ------------
    Food Distributors .8%
    Land O'Lakes Inc., Term Loan B, 5.25%, 10/11/08                    2,000,000       1,997,500
                                                                                     ------------
                                                                                     ------------

    Food: Major Diversified 4.2%
    Agrilink Foods Inc.,
      Term Loan B, 5.83-6.551%, 9/30/04                                1,477,388       1,434,913
      Term Loan C, 6.08-6.801%, 9/30/05                                1,514,565       1,471,021
    Aurora Foods Inc., Term Loan A, 5.58%, 6/30/05                     2,485,714       2,450,499
    CP Kelco,
      Term Loan B, 5.659%, 3/15/08                                       663,333         630,167
      Term Loan C, 5.909%, 9/15/08                                       221,667         210,583
    International Multifoods, Term Loan B, 4.74-5.00%, 2/28/08         2,000,000       2,005,000
    Merisant Corp., Term Loan B, 5.19%, 3/17/07                          660,156         660,705
    Suiza Foods Corp., Term Loan B, 4.91%, 12/21/08                    2,000,000       2,015,358
                                                                                     ------------
                                                                                     ------------
                                                                                      10,878,246
                                                                                     ------------
                                                                                     ------------
    Food Retail .7%
    Buffets Inc., Term Loan B, 5.563-6.313%, 1/15/07                   1,832,186       1,836,003
                                                                                     ------------
                                                                                     ------------

    Forest Products .4%
    Potlatch Corp., Term Loan, 4.66%, 6/29/05                            995,000         998,938
                                                                                     ------------
                                                                                     ------------

    Hospital/Nursing Management 5.6%
    Genesis Health Ventures Inc.,
      Delayed Draw Term Loan, 5.00-5.86%, 3/30/07                        767,123         768,322
      Term Loan B, 5.93%, 3/30/07                                      1,899,349       1,915,969
      Floating Rate Note, 7.59%, 4/02/07                               2,000,000       1,982,500
    Healthsouth Corp., Term Loan, 3.87%, 6/22/03                       2,000,000       1,945,000
    Iasis Healthcare Corp., Term Loan B, 6.35-6.37%, 9/30/06           4,958,651       4,968,722
    Triad Hospitals Inc., Term Loan B, 4.83%, 9/30/08                  2,991,818       3,027,908
                                                                                     ------------
                                                                                     ------------
                                                                                      14,608,421
                                                                                     ------------
                                                                                     ------------
    Hotel/Resorts 2.5%
    Extended Stay America Inc., Term Loan B, 4.77%, 7/01/07            2,000,000       2,000,178
    Sunburst Hospitality Corp., Term Loan, 5.77%, 12/21/05             1,318,043       1,265,321
    Wyndham International Inc.,
      IRL, 6.625%, 6/30/04                                             2,546,950       2,289,071
      Term Loan, 6.625%, 6/30/06                                         987,807         871,740
                                                                                     ------------
                                                                                     ------------
                                                                                       6,426,310
                                                                                     ------------
                                                                                     ------------
    Household/Personal Care .8%
    Mary Kay Inc., Term Loan B, 5.739%, 10/03/07                       2,000,000       2,000,000
                                                                                     ------------
                                                                                     ------------

    Industrial Machinery .8%
    Dresser Inc., Term Loan, 5.35%, 4/10/09                            1,990,000       2,005,548
                                                                                     ------------
                                                                                     ------------

    Information Technology Services .7%
    The Relizon Co., Term Loan B, 6.39%, 12/31/07                      2,000,000       1,911,250
                                                                                     ------------
                                                                                     ------------

    Managed Health Care 1.7%
    Pacificare Health Systems Inc.,Term Loan, 5.69%, 1/02/03           4,846,154       4,582,644
                                                                                     ------------
                                                                                     ------------

    Major Telecommunications .5%
    Time Warner Telecom Inc., Term Loan B, 6.12%, 12/15/07             1,000,000         954,000
    XO Communications Inc.,  Term Loan B, 7.00%, 6/30/07                 500,000         311,667
                                                                                     ------------
                                                                                     ------------
                                                                                       1,265,667
                                                                                     ------------
                                                                                     ------------
    Medical/Nursing Services 2.8%
    Alliance Imaging Inc.,
      Term Loan B, 4.50-5.813%, 11/02/07                               1,430,904       1,439,250
      Term Loan C, 4.75-6.063%, 11/02/08                               1,381,735       1,389,794
    Insight Health Services,
      Delayed Draw Term Loan, 2.00%, 10/17/08                          1,650,000       1,644,844
      Term Loan B, 5.408%, 10/17/08                                    2,992,500       2,990,630
                                                                                     ------------
                                                                                     ------------
                                                                                       7,464,518
                                                                                     ------------
                                                                                     ------------

    Medical Specialties .6%
    Sunrise Medical, Term Loan B, 6.25-6.313%, 12/07/07                1,500,000       1,500,000
                                                                                     ------------
                                                                                     ------------

    Metal Fabrication .6%
    Mueller Group
      Term Loan B, 5.62-6.29%, 8/16/05                                   498,721         495,449
      Term Loan C, 5.87-6.54%, 8/16/06                                   498,721         495,449
      Term Loan D, 5.83-6.10%, 8/16/07                                   491,250         490,636
                                                                                     ------------
                                                                                     ------------
                                                                                       1,481,534
                                                                                     ------------
                                                                                     ------------
    Military/Government/Technical 4.3%
    Alliant Techsystems Inc., Term Loan B, 4.938%, 4/20/09             2,606,644       2,640,042
    DRS Technologies Inc., Term Loan, 5.10-5.52%, 9/28/08              1,995,000       2,013,081
    Titan Corp.,
      Term Loan B, 4.909-6.75%, 2/23/06                                3,164,192       3,156,281
      Term Loan C, 4.909-6.75%, 2/23/07                                1,488,713       1,484,991
    Veridian Corp., Term Loan, 5.52-5.58%, 9/14/06                     1,970,000       1,965,075
                                                                                     ------------
                                                                                     ------------
                                                                                      11,259,470
                                                                                     ------------
                                                                                     ------------
    Movies/Entertainment 1.7%
    Blockbuster Inc., Revolver, .5%, 7/01/04                           1,000,000         960,750
    Dreamworks Film Trust II, Term Loan B, 4.527%, 1/15/09               300,000         302,063
    Fitness Holdings Worldwide, Term Loan B, 6.063%, 11/02/06            421,544         355,502
    Loews Cineplex Entertainment Corp.,
      DIP, .5-6.25%, 3/31/02                                             431,586         431,586
      Revolver, .5-6.25%, 5/14/03                                      2,068,714       1,936,833
    Regal Cinemas Inc., Term Loan B, 4.75%, 12/31/07                     500,000         505,000
                                                                                     ------------
                                                                                     ------------
                                                                                       4,491,734
                                                                                     ------------
                                                                                     ------------
    Newspapers .8%
    Canwest Media Inc.,
      Term Loan B, 5.511%, 5/15/08                                       761,353         769,034
      Term Loan C, 5.761%, 5/15/09                                     1,218,647       1,230,942
                                                                                     ------------
                                                                                     ------------
                                                                                       1,999,976
                                                                                     ------------
                                                                                     ------------
    Non-U.S. Utilities .7%
    AES EDC Funding II LLC, Term Loan, 4.733%, 10/06/03                2,000,000       1,875,000
                                                                                     ------------
                                                                                     ------------

    Oil Refining/Marketing .2%
    Tesoro Petroleum Corp., Term Loan B, 5.75%, 9/30/07                  500,000         502,917
                                                                                     ------------
                                                                                     ------------

    Other Consumer Services .6%
    Weight Watchers International Inc., Term Loan B, 4.402-4.24%, 12/211,500,000       1,513,125
                                                                                     ------------
                                                                                     ------------

    Other Transportation .4%
    Travelcenters of America Inc., Term Loan B, 5.00%, 11/14/08        1,000,000       1,005,833
                                                                                     ------------
                                                                                     ------------

    Paper .4%
    Appleton, Term Loan B, 6.75%, 11/08/06                             1,000,000         998,125
                                                                                     ------------
                                                                                     ------------

    Pharmaceuticals: Generic 1.0%
    Alpharma Operating Corp., Term Loan, 5.25%, 10/05/08               2,675,000       2,673,328
                                                                                     ------------
                                                                                     ------------

    Printing/Forms 1.0%
    Mail-Well, Term Loan B, 4.904-6.13%, 2/22/07                       1,688,285       1,637,109
    Yellow Book USA, Term Loan C, 5.33%, 3/31/10                       1,000,000       1,004,219
                                                                                     ------------
                                                                                     ------------
                                                                                       2,641,328
                                                                                     ------------
                                                                                     ------------
    Producer Manufacturing .4%
    Manitowoc Co. Inc., Term Loan B, 4.735%, 5/09/07                     995,000       1,001,716
                                                                                     ------------
                                                                                     ------------

    Property/Casualty Insurance 1.5%
    White Mountain Insurance Group Inc., Term Loan B, 5.895%, 3/31/07  4,000,000       4,013,332
                                                                                     ------------
                                                                                     ------------

    Railroads .4%
    Helm Holding Corp., Term Loan B, 5.58-5.659%, 10/18/06               856,667         762,433
    Kansas City Southern Railway Co., Term Loan B, 4.731-5.36%, 1/11/07  247,500         248,755
                                                                                     ------------
                                                                                     ------------
                                                                                       1,011,188
                                                                                     ------------
                                                                                     ------------
    Real Estate Investment Trusts 3.4%
    Meditrust Corp., Term Loan, 5.363%, 5/31/03                        1,933,600       1,917,487
    Newkirk Master LP, Term Loan, 9.25%, 1/30/05                       2,000,000       1,980,000
    Ventas Realty LP,
      Tranche B, 5.16%, 12/31/05                                       2,207,089       2,205,365
      Tranche C, 6.16%, 12/31/07                                       2,777,176       2,776,018
                                                                                     ------------
                                                                                     ------------
                                                                                       8,878,870
                                                                                     ------------
                                                                                     ------------
    Rental/Leasing Companies 2.1%
    Ashtead Group, Term Loan B, 6.60%, 6/30/07                           990,000         967,725
    NationsRent Inc., Term Loan B, 6.25-7.00%, 7/20/06                 3,459,439       2,032,420
    Rent-Way Inc., Term Loan B, 7.909%, 9/30/06                          464,643         403,078
    United Rentals Inc., Term Loan B, 4.79-4.85%, 9/30/07              1,985,000       2,001,624
                                                                                     ------------
                                                                                     ------------
                                                                                       5,404,847
                                                                                     ------------
                                                                                     ------------
    Semiconductors .3%
    ON Semiconductor Corp., Term Loan D, 5.938%, 8/04/07                 995,000         782,070
                                                                                     ------------
                                                                                     ------------

    Services To The Health Industry 1.4%
    Stewart Enterprises Inc., Term Loan B, 5.375-5.575%, 6/30/06       2,675,750       2,691,219
    Unilab Corp., Term Loan B, 5.33%, 11/23/06                           851,668         856,991
                                                                                     ------------
                                                                                     ------------
                                                                                       3,548,210
                                                                                     ------------
                                                                                     ------------
    Specialty Stores .4%
    Petco Animal Supplies Inc., Term Loan B, 5.33-5.37%, 10/02/08        997,436         999,929
                                                                                     ------------
                                                                                     ------------

    Specialty Telecommunications
  b 360networks Inc., 8.25%, 12/15/07                                  1,000,000         230,000
  b Global Crossing Holdings Ltd., Term Loan B, 4.91%, 8/15/06           496,364         149,219
                                                                                     ------------
                                                                                     ------------
                                                                                         379,219
                                                                                     ------------
                                                                                     ------------
    Telecommunications Equipment 1.0%
    Acterna Corp., Term Loan B, 5.904%, 9/30/07                          972,549         697,804
    IPC Aquisition Corp., Term Loan, 7.50%, 12/31/06                   2,000,000       1,995,000
                                                                                     ------------
                                                                                     ------------
                                                                                       2,692,804
                                                                                     ------------
                                                                                     ------------
    Tobacco .4%
    UST Inc., Term Loan B, 4.25%, 2/16/05                                987,500         999,073
                                                                                     ------------
                                                                                     ------------

    Transportation 1.1%
    Great Lakes Transportation LLC, Term Loan, 5.75-2.938%, 3/23/08    2,940,225       2,881,421
                                                                                     ------------
                                                                                     ------------

    Utilities 3.5%
    AES New York Funding LLC, Term Loan, 6.875%, 2/28/05               3,000,000       2,983,125
    Mission Energy Holding
      Term Loan A, 9.381%, 6/30/06                                     1,038,961       1,101,299
      Term Loan B, 9.381%, 6/30/06                                     2,961,039       3,138,701
    Western Resources Inc., Term Loan, 4.51-4.61%, 3/17/03             1,841,751       1,838,681
                                                                                     ------------
                                                                                     ------------
                                                                                       9,061,806
                                                                                     ------------
                                                                                     ------------
    Wholesale Distributors .3%
    Wilmar Industries Inc., Term Loan B, 5.90%, 9/29/07                  987,500         888,750
                                                                                     ------------
                                                                                     ------------

    Wireless Telecommunications .9%
  b Arch Wireless Inc., Term Loan B, 6.875%, 6/30/06                     593,158         105,471
    Spectrasite Communications Inc., Term Loan B, 5.85-6.17%, 2/22/07  2,500,000       2,143,595
                                                                                     ------------
                                                                                     ------------
                                                                                       2,249,066
                                                                                     ------------
                                                                                     ------------
    Total Senior Floating Rate Interests (Cost $258,104,459)                         254,079,990
                                                                                     ------------
                                                                                     ------------

  c Repurchase Agreement 2.7%
    Joint Repurchase Agreement, 1.882%, 2/01/02, (Maturity Value
    $6,9266,926,140st $6,96,926,140 ABN AMRO Inc. BMO Nesbitt Burns Corp.
    BNP Paribas Securities Corp.
    Barclays Capital Inc.
    Bear, Stearns & Co. Inc.
    Deutsche Banc Alex Brown Inc.
    Dresdner Kleinwort Wasserstein Securities LLC
    Goldman, Sachs & Co.
    Greenwich Capital Markets Inc.
    Lehman Brothers Inc.
    Morgan Stanley & Co. Inc.
    UBS Warburg LLC
    Collateralized by U.S. Treasury Bills, Notes and Bonds

    Total Investments (Cost $265,030,599)  100.0%                                    261,006,130
    Other Assets, less Liabilities                                                        97,687
                                                                                     ------------
                                                                                     ------------
    Net Assets 100.0%                                                                $ 261,103,817
                                                                                     ------------


  a Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank. b See Note 6 regarding defaulted securities. c Investment is through participation in a joint account with other funds managed by the investment advisor. At January 31, 2002, all repurchase agreements had been entered into on that date.

                    See notes to financial statements.


















     FRANKLIN FLOATING RATE MASTER TRUST
     Franklin Floating Rate Master Series
     Financial Statements

     Statement of Assets and Liabilities
     January 31, 2002 (unaudited)

     Assets:
      Investments in securities:
      Cost
                                                                           $      265,030,599
                                                                          ----------------------
                                                                          ----------------------
      Value
                                                                                  261,006,130
      Cash
                                                                                      638,126
      Receivables:
      Investment securities sold
                                                                                    4,074,135
      Interest
                                                                                    1,341,988
      Other assets
                                                                                       13,114
                                                                          ----------------------
                                                                          ----------------------
      Total assets
                                                                                  267,073,493
                                                                          ----------------------
                                                                          ----------------------
     Liabilities:
      Payables:
      Investment securities purchased
                                                                                    2,856,875
      Affiliates
                                                                                      128,294
      Unfunded loan commitments
                                                                                    1,757,523
      Distributions to shareholders
                                                                                    1,202,678
      Other liabilities
                                                                                       24,306
                                                                          ----------------------
                                                                          ----------------------
      Total liabilities
                                                                                    5,969,676
                                                                          ----------------------
                                                                          ----------------------
      Net assets, at value
                                                                           $      261,103,817
                                                                          ----------------------
                                                                          ----------------------
     Net assets consist of:
      Undistributed net investment income
                                                                                     (32,379)
      Net unrealized depreciation
                                                                                  (4,024,469)
      Accumulated net realized gain
                                                                                       40,873
      Capital shares
                                                                                  265,119,792
                                                                          ----------------------
                                                                          ----------------------
      Net assets, at value
                                                                          $       261,103,817
                                                                          ----------------------
                                                                          ----------------------
     Net asset value and maximum offering price per share ($261,103,817    $            9.82
     -:- 26,591,702 shares outstanding)
                                                                          ----------------------
                                                                          ----------------------

                     See notes to financial statements.

















      FRANKLIN FLOATING RATE MASTER TRUST
      Franklin Floating Rate Master Series
      Financial Statements (continued)

      Statement of Operations
      for the six months ended January 31, 2002
      (unaudited)

      Investment income:
      Interest                                             $         8,495,975
                                                      --------------------------
                                                      --------------------------
      Expenses:
      Management fees (Note 3)
                                                                       1,037,413
      Administrative fees (Note 3)
                                                                         190,187
      Transfer agent fees (Note 3)
                                                                           3,496
      Custodian fees
                                                                             969
      Reports to shareholders
                                                                             210
      Registration and filing fees
                                                                              48
      Professional fees
                                                                          20,467
      Trustees' fees and expenses
                                                                             109
      Other
                                                                          13,267
                                                     ---------------------------
                                                     ---------------------------
      Total expenses
                                                                       1,266,166
      Commitment fees (Note 1)
                                                                           1,978
      Expenses waived/paid by affiliate (Note 3)
                                                                       (487,566)
                                                     ---------------------------
                                                     ---------------------------
      Net expenses
                                                                         780,578
                                                     ---------------------------
                                                     ---------------------------
      Net investment income
                                                                       7,715,397
                                                     ---------------------------
                                                     ---------------------------
      Realized and unrealized gains (losses):
      Net realized gain from investments
                                                                         193,431
      Net unrealized depreciation on investments
                                                                     (1,710,593)
                                                     ---------------------------
                                                     ---------------------------
      Net realized and unrealized loss
                                                                     (1,517,162)
                                                     ---------------------------
                                                     ---------------------------
      Net increase in net assets resulting from            $         6,198,235
      operations
                                                    ----------------------------
                                                    ----------------------------


              See notes to financial statements.


















    FRANKLIN FLOATING RATE MASTER TRUST
    Franklin Floating Rate Master Series
    Financial Statements (continued)

    Statements of Changes in Net Assets
    for the six months ended January 31, 2002 (unaudited) and the year ended
    August 31, 2001

                                                                 Six Months          Year
                                                                   Ended            Ended
                                                              January 31, 2002  July 31, 2001
                                                              ----------------------------------
    Increase (decrease) in net assets:
    Operations:
    Net investment income
                                                                 $   7,715,397  $   10,404,485
    Net realized gain (loss) from investments
                                                                       193,431        (156,505)
    Net unrealized depreciation on investments
                                                                    (1,710,593)     (2,438,756)
                                                              ----------------------------------
    Net increase in net assets resulting from operations
                                                                     6,198,235       7,809,224
    Distributions to shareholders from net investment
    income                                                          (7,747,414)    (10,404,485)
    Capital share transactions (Note 2)
                                                                    44,108,430     183,769,704
                                                              ----------------------------------
    Net increase (decrease) in net assets
                                                                    42,559,251     181,174,443
    Net assets:
    Beginning of period
                                                                   218,544,566      37,370,123
                                                              ----------------------------------
    End of period
                                                                 $ 261,103,817   $ 218,544,566
                                                              ----------------------------------

    Undistributed net investment income included in net assets:
    End of period
                                                                 $     (32,379)   $           -
                                                              ----------------------------------



              See notes to financial statements.
















Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Trust consists of one series, the Franklin Floating Rate Master Series (the Fund), shares of which are issued in private placements and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

a.    Security Valuation:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b.    Income Taxes:

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

c.    Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

d.    Accounting Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e.    Audit Guide:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to August 1, 2001, premiums on fixed-income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $362 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the period ended January 31, 2002 was to decrease net investment income by $32,017, increase unrealized gains by $18,809, and increase realized gains by $13,208. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.


Notes to Financial Statements  (continued)

f.    Credit Facility:

The Fund, along with certain other Franklin Templeton Funds, is a participant in a $200 million senior unsecured credit facility for the purposes of funding shareholder redemptions. The termination date of this agreement is December 20, 2002. Interest expense is calculated on the Fund's borrowings at market rates. Commitments fees are allocated amongst the participating funds based on the relative proportion of net assets of each fund and are accrued at a rate of .09% per year. At January 31, 2002, the Fund had not utilized this credit facility.

2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends.

At January 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

[OBJECT OMITTED]

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), Franklin Templeton Services LLC (FT Services) and Franklin/Templeton Investor Services LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively and of the Franklin Floating Rate Fund PLC.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the net assets of the Fund as follows:


FT Services and Advisers agreed in advance to waive administrative fees and management fees, as noted in the Statement of Operations.


Notes to Financial Statements  (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

At January 31, 2002, the shares of the Fund were owned by the following entities:

4. INCOME TAXES

At January 31, 2002, the net unrealized depreciation based on the cost of investments for income tax purposes of $265,049,770 was as follows:


Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond premiums.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of bond premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2002 aggregated $109,100,419 and $70,316,949, respectively.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 7.81% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. At January 31, 2002, the Fund held defaulted securities with a value aggregating $1,316,510 representing 0.50% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.